Loans and advances to financial institutions (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Loans and advances to financial institutions [Abstract]
Repurchase agreements	[1]	R$ 96,304,582	R$ 21,045,591
Loans to financial institutions		8,946,346	11,207,614
Impairment of loans and advances		(1,978)	(5,481)
Total		R$ 105,248,950	R$ 32,247,724

[1]	In 2018, it included investments in repo operations given in guarantee